SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Mezzanine Floor
		Pegasus House
		37-43 Sackville Street
		London W1S 3EH
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            		London United Kingdom	12 August 2010
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   41
                                          -----------
Form 13F Information Table Value Total:   $566495
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Active Power Inc		Common	00504W100	 4016	5148185 		S		     S
American Water Works 		Common	030420103	  973	  47250			S		     S
Aqua America Inc		Common	03826W103	  891	  50400			S		     S
Badger Meter			Common	056525108	17068	 441147			S		     S
Baldor Electric			Common	057741100	 1069	  29500			S		     S
California Water Services	Common	130788102	 2180	  61070			S		     S
Clarcor Inc			Common	179895107	31109	 875821			S		     S
Clean Harbors Inc		Common	184496107	38464	5791990			S		     S
Cooper Industries		Common	216648402	 1048	  23800			S		     S
Covanta Holdings Corp.		Common	22282E102	20058	1209020			S		     S
Danaher Corp			Common	235851102	 1748	  47070			S		     S
Dionex Corp			Common	254546104	16543	 222180			S		     S
Emerson Electric Co.		Common	291011104	 1591	  36418			S		     S
Headwaters Inc			Common	42210P102	 5114	1800540 		S		     S
ICF International Inc		Common	44925C103	16290	 680740			S		     S
Idex Corp			Common	45167R104	  426	  14900 		S		     S
Insituform Technologies		Common	457667103	  780	  38100			S		     S
Itron Inc			Common	465741106	38807	 627734			S		     S
Johnson Controls inc		Common	478366107	 1547	  57300			s		     S
LKQ Corp			Common	501889208	42295	2193740			S		     S
Mastec Inc			Common	576323109	 1543	 164100			S		     S
Metalico Inc			Common	591176102	 9779	2457018			S		     S
Mueller Water Products Inc-A	Common	624758108	14086	3796636			S		     S
Nalco Holdings			Common	62985Q101	29718	1450050			S		     S
Ormat Technologies Inc		Common	686688102	35652	1260227			S		     S
Pall corp			Common	696429307	42004	1222120			S		     S
Pentair Inc.			Common	709631105	25583	 794510			s		     S
Perkinelmer Inc.		Common	714046109	 2865	 138600			S		     S
Polypore International		Common	73179V103	21759	 956880			S		     S
Power Integrations Inc		Common	739276103	14086	 437526			S		     S
Regal Beloit			Common	758750103	28875	 513100			S		     S
Republic services Inc		Common	760759100	 1315	  43951			S		     S
Roper Industries Inc		Common	776696106	  597     10675			S		     S
Sims Group			Common	829160100	20871	1473974			S		     S
Stericycle Inc			Common	858912108	28618	 436388			S		     S
Sunpower Corp class B		Common	867652307	18530	1715748			S		     S
Tetra Tech Inc			Common	88162G103	  659	  33600			S		     S
Thermo Fisher Scientific Inc	Common	883556102	 2918	  59500			S		     S
URS Corp			Common	903236107	 1224     31100			S		     S
Watts Water Technologies-A	Common	942749102	21813	 761100			S		     S
3M Co				Common	88579Y101	 1983	  25100			S		     S